RELATED PARTY TRANSACTIONS AND BALANCES - Balances Due to Related parties (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 715,546
EJAM Group
Related Party Transaction [Line Items]
Due to related parties		74,330
Pubang Hong Kong
Related Party Transaction [Line Items]
Due to related parties		626,628
Ms. Wenxiu Zhong [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 14,588